Note 10 - Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31,
2014	$140,583
2015	62,638
Total minium payments	$203,221

Schedule of Future Minimum Royalty Payments [Table Text Block]
Years ending December 31,
2014	$124,110
2015	100,000
2016	105,000
2017	115,000
2018	95,000
Thereafter	890,000
Total minium payments	$1,429,110